Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Singapore

SinCo and TOYO Singapore are subject to corporate income tax for its business operation in Singapore. Tax on corporate income is imposed at a flat rate of 17%. Effective on June 1, 2026, SinCo was granted a tax incentive pursuant to the provisions of Part 4 of the Economic Expansion Incentives (Relief from Income Tax) Act 1967 and enjoys a preferential income tax rate of 5% for five years from June 1, 2026 through May 31, 2031.

Vietnam

TOYO Solar and TOYO Clean are subject to Vietnam Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant Vietnam income tax laws. The Vietnam’s statutory, Enterprise Income Tax (“EIT”) rate is 20%.

As a new enterprise, TOYO Solar received the preferential tax treatments since its inception, and is exempt from income taxes for the first two years since the year ended December 31, 2023. When TOYO Solar generated taxable income through year 2024, TOYO Solar is entitled to income tax rate of 8.5%, which is half of preferential income tax rate of 17% for four years ended December 31, 2025 through 2028.

China

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments.

USA

In the United States, TOYO USA Holding, TOYO America, TOYO Solar LLC, TOYO Texas and TOYO Energy are subject to federal and state income taxes on its business operations.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), the One Big Beautiful Bill Act and Inflation Reduction Act. No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

Ethiopia

TOYO Ethiopia is subject to corporate income tax at a standard rate of 30% on its business operations in Ethiopia. In accordance with the investment incentive framework of Ethiopia, eligible manufacturing entities may be granted corporate income tax exemptions upon approval by the Ethiopian Investment Commission. TOYO Ethiopia is entitled to a four-year exemption from corporate income tax commencing from the date of establishment. The Company obtained its Ethiopian business license on February 21, 2025. The tax exemption period covers the fiscal years from 2025 to 2028.

For the three months ended June 30, 2026 and 2025, the Company incurred current income tax expenses of $3,648,845 and $2,191,989, respectively, and deferred income tax expenses of $382,073 and $nil, respectively. For the six months ended June 30, 2026 and 2025, the Company incurred current income tax expenses of $9,423,185 and $3,296,448, respectively, and deferred income tax expenses of $142,063 and $nil, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Company did not have any unrecognized uncertain tax positions. For the three and six months ended June 30, 2026 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

The Company and its subsidiaries’ major tax jurisdictions are Vietnam, Singapore, Ethiopia, PRC and the United States. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Vietnam, Singapore, Ethiopia, PRC and the United States until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Vietnam, Singapore, Ethiopia, PRC and the United States are between 3 and 5 years.